Discontinued Operations - Sale of VitaMedica	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Discontinued Operations - Sale of VitaMedica
Discontinued Operations - Sale of VitaMedica

Note 17. Discontinued Operations – Sale of VitaMedica

On June 13, 2024, the Company sold VitaMedica, Inc. to three investors and had an effective day of June 1, 2024.  One of the minority interest investors is Allan Marshall, the Company’s Chief Executive Officer. The purchase price for the stock was $6,000,000, subject to certain customary post-closing adjustments. In addition, the Buyers are obligated to pay the Company for services provided according to the Transition Services Agreement.  Accordingly, the results of the business were classified as discontinued operations in our statements of operations and excluded both continuing operations for all periods presented.  Discontinued operations of VitaMedica excluded in the condensed consolidated financial statements for the three and nine months ended March 31, 2024 are as follows:

	Three Months Ended	Nine Months Ended
	March 31, 2024	March 31, 2024
Discontinued Operations
Revenue	$2,673,744	$6,708,021
Cost of sales	$587,142	$1,480,486
Sales, general and administrative expenses	$1,888,490	$4,694,350
Depreciation and amortization	$115,896	$353,646
Income (loss) from discontinued operations	$81,978	$239,908
Accounts receivable net of allowance for doubtful accounts	$444,730	$444,730
Fixed assets, net of accumulated depreciation	$54,791	$54,791
Total assets	$4,901,950	$4,901,950
Total liabilities	$403,460	$403,460

Note 18. Discontinued Operations – Sale of VitaMedica

On June 13, 2024, the Company sold VitaMedica, Inc. to three investors and had an effective day of June 1, 2024.  One of the minority interest investors is Allan Marshall, the Company’s Chief Executive Officer. The purchase price for the stock was $6,000,000, subject to certain customary post-closing adjustments. In addition, the Buyers are obligated to pay the Company for services provided according to the Transition Services Agreement.  Accordingly, the results of the business were classified as discontinued operations in our statements of operations and excluded from both continuing operations and segment results for all periods presented.  Discontinued operations of VitaMedica included in the consolidated financial statements ended June 30, 2024 are for the period from July 1, 2023 to May 31, 2024.

Summary of discontinued operations:

	Years ended June 30,
	2024	2023
Discontinued Operations
Revenue	$8,707,268		$7,610,949
Cost of sales	$2,051,854		$1,362,036
Sales, general and administrative expenses	$6,076,257		$5,891,301
Depreciation and amortization	$425,263		$527,634
Other expenses	$(59,742)		$212,427
Income (loss) from discontinued operations	$213,636		$(382,449)
Accounts receivable net of allowance for doubtful accounts	$-		$289,416
Fixed assets, net of accumulated depreciation	$-		$83,840
Total assets	$-		$4,875,757
Total liabilities	$-	$

Fair value of consideration the Company was paid:

Cash	$2,100.000
Reduction of liabilities	1,900,000
Note payable	1,000,000
Working capital payment	1,000,000
$6,000,000

Recognized amounts of identifiable assets, liabilities and intangible assets transferred:

Cash	$37,267
Accounts receivable	416,374
Inventory	1,747,150
Prepaid expenses	518,280
Fixed assets	111,305
Other assets	184,800
Liabilities	(512,926)
Total identifiable assets	2,502,250
Total goodwill and intangible assets	1,549,212
Total assets transferred	4,051,462
Purchase price	$6,000,000
Gain on sale of VitaMedica	$1,948,538